Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
2011

Net revenue external customers	$8,150,017	$4,627,950	$12,777,967	$17,093	$12,795,060
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	8,159,213	4,627,950	12,787,163	7,897	12,795,060
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(1)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (2)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$8,129,737	$3,923,301	$12,053,038	$452	$12,053,490
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	8,135,156	3,923,301	12,058,457	(4,967)	12,053,490
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (3)	448,327	559,774	1,008,101	279,866	1,287,967

2009

Net revenue external customers	$7,611,500	$3,635,373	$11,246,873	$604	$11,247,477
Inter - segment revenue	2,752	-	2,752	(2,752)	-
Revenue	7,614,252	3,635,373	11,249,625	(2,148)	11,247,477
Depreciation and amortization	(233,094)	(129,461)	(362,555)	(94,530)	(457,085)
Operating Income	1,249,769	636,665	1,886,434	(130,838)	1,755,596
Income (loss) from equity method investees	4,383	151	4,534	-	4,534
Segment assets	11,202,999	4,253,058	15,456,057	365,258	15,821,315
thereof investments in equity method investees	25,578	5,795	31,373	-	31,373
Capital expenditures, acquisitions and investments (4)	335,857	264,746	600,603	161,116	761,719

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(3) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.
(4) International acquisitions exclude $4,151 of non-cash acquisitions for 2009.

Schedule of revenue from external customers
	Germany	North America	Rest of the World	Total

2011
Net revenue	$425,507	$8,150,017	$4,219,536	$12,795,060
Long-lived assets	417,805	10,318,964	3,010,780	13,747,549

2010
Net revenue	$374,883	$8,129,737	$3,548,870	$12,053,490
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580

2009
Net revenue	$358,060	$7,611,500	$3,277,917	$11,247,477
Long-lived assets	350,194	8,864,165	1,809,114	11,023,473